UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2011

Check here if Amendment			No
 Amendment Number:			0
This Amendment (choose one):

Institutional Investment Manager Filing this Report:

Name:		Prudential Investment Management Inc.
Address:	2 Gateway Center
		Newark, New Jersey 07102

Form 13F File Number:    28-4217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Richard J. Baker
Title:  Second Vice President
Phone:  973-802-6691

Signature, Place, and Date of Signing:
/s/  Richard J. Baker,  Newark,  New Jersey  November 9, 2011

Report Type (Check only one.): 13F Notice

List of Other Managers Reporting for this Manager:

13F File Number 	Name
28-10077  		Prudential Financial, Inc.

I am signing this report as required by the Securities Exchange Act of 1934.

Copy of November 9, 2011 13F-NT filing under accession number
0001137774-11-000085 using the CIK for Prudential Investment Management Services LLC and refiled under the correct CIK for Prudential Investment Management, Inc.